Derivatives and Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Commodities	Dec. 31, 2012 Commodities	Dec. 31, 2013 Accrued liability Commodities	Dec. 31, 2013 Money market funds	Dec. 31, 2012 Money market funds	Dec. 31, 2013 Corporate bonds	Dec. 31, 2012 Corporate bonds	Dec. 31, 2013 U.S. Government agency securities	Dec. 31, 2012 U.S. Government agency securities	Dec. 31, 2013 Emerging markets debt mutual fund	Dec. 31, 2012 Emerging markets debt mutual fund	Dec. 31, 2013 Asset backed debt securities	Dec. 31, 2012 Asset backed debt securities	Dec. 31, 2013 Collateralized mortgage obligations	Dec. 31, 2012 Collateralized mortgage obligations	Dec. 31, 2013 U.S. Treasury securities	Dec. 31, 2012 U.S. Treasury securities	Dec. 31, 2013 High yield debt securities	Dec. 31, 2012 High yield debt securities	Dec. 31, 2013 Money market funds held in trading accounts	Dec. 31, 2013 Emerging markets trading debt mutual fund	Dec. 31, 2012 Emerging markets trading debt mutual fund	Dec. 31, 2013 Emerging markets trading debt securities	Dec. 31, 2012 Emerging markets trading debt securities	Dec. 31, 2013 Recurring basis Balance at period end	Dec. 31, 2012 Recurring basis Balance at period end	Dec. 31, 2013 Recurring basis Balance at period end Commodities	Dec. 31, 2012 Recurring basis Balance at period end Commodities	Dec. 31, 2013 Recurring basis Balance at period end Interest rate swaps	Dec. 31, 2012 Recurring basis Balance at period end Interest rate swaps	Dec. 31, 2013 Recurring basis Balance at period end Foreign currencies	Dec. 31, 2012 Recurring basis Balance at period end Foreign currencies	Dec. 31, 2013 Recurring basis Balance at period end Money market funds Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Money market funds Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Money market funds Other current assets	Dec. 31, 2012 Recurring basis Balance at period end Money market funds Other current assets	Dec. 31, 2013 Recurring basis Balance at period end Corporate bonds Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Corporate bonds Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end U.S. Government agency securities Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end U.S. Government agency securities Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end U.S. Government agency securities Other current assets	Dec. 31, 2013 Recurring basis Balance at period end Emerging markets debt mutual fund Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Emerging markets debt mutual fund Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Asset backed debt securities Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Asset backed debt securities Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Collateralized mortgage obligations Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Collateralized mortgage obligations Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end U.S. Treasury securities Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end U.S. Treasury securities Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end U.S. Treasury securities Other current assets	Dec. 31, 2013 Recurring basis Balance at period end High yield debt securities Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end High yield debt securities Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Money market funds held in trading accounts Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Emerging markets trading debt mutual fund Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Emerging markets trading debt mutual fund Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Emerging markets trading debt securities Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Emerging markets trading debt securities Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Other trading investments Short-term investments	Dec. 31, 2012 Recurring basis Balance at period end Other trading investments Short-term investments	Dec. 31, 2013 Recurring basis Balance at period end Domestic equity securities Other current assets	Dec. 31, 2012 Recurring basis Balance at period end Domestic equity securities Other current assets	Dec. 31, 2013 Recurring basis Balance at period end Foreign equity securities Other current assets	Dec. 31, 2012 Recurring basis Balance at period end Foreign equity securities Other current assets	Dec. 31, 2013 Recurring basis Balance at period end Fixed income mutual funds Other current assets	Dec. 31, 2012 Recurring basis Balance at period end Fixed income mutual funds Other current assets	Dec. 31, 2013 Recurring basis Balance at period end Other Other current assets	Dec. 31, 2012 Recurring basis Balance at period end Other Other current assets	Dec. 31, 2013 Recurring basis Level 1	Dec. 31, 2012 Recurring basis Level 1	Dec. 31, 2013 Recurring basis Level 1 Commodities	Dec. 31, 2012 Recurring basis Level 1 Commodities	Dec. 31, 2013 Recurring basis Level 1 Money market funds Short-term investments	Dec. 31, 2012 Recurring basis Level 1 Money market funds Short-term investments	Dec. 31, 2013 Recurring basis Level 1 Money market funds Other current assets	Dec. 31, 2012 Recurring basis Level 1 Money market funds Other current assets	Dec. 31, 2013 Recurring basis Level 1 Emerging markets debt mutual fund Short-term investments	Dec. 31, 2012 Recurring basis Level 1 Emerging markets debt mutual fund Short-term investments	Dec. 31, 2013 Recurring basis Level 1 Money market funds held in trading accounts Short-term investments	Dec. 31, 2013 Recurring basis Level 1 Emerging markets trading debt mutual fund Short-term investments	Dec. 31, 2012 Recurring basis Level 1 Emerging markets trading debt mutual fund Short-term investments	Dec. 31, 2012 Recurring basis Level 1 Other trading investments Short-term investments	Dec. 31, 2013 Recurring basis Level 1 Domestic equity securities Other current assets	Dec. 31, 2012 Recurring basis Level 1 Domestic equity securities Other current assets	Dec. 31, 2013 Recurring basis Level 1 Foreign equity securities Other current assets	Dec. 31, 2012 Recurring basis Level 1 Foreign equity securities Other current assets	Dec. 31, 2013 Recurring basis Level 1 Fixed income mutual funds Other current assets	Dec. 31, 2012 Recurring basis Level 1 Fixed income mutual funds Other current assets	Dec. 31, 2013 Recurring basis Level 1 Other Other current assets	Dec. 31, 2012 Recurring basis Level 1 Other Other current assets	Dec. 31, 2013 Recurring basis Level 2	Dec. 31, 2012 Recurring basis Level 2	Dec. 31, 2013 Recurring basis Level 2 Commodities	Dec. 31, 2012 Recurring basis Level 2 Commodities	Dec. 31, 2013 Recurring basis Level 2 Interest rate swaps	Dec. 31, 2012 Recurring basis Level 2 Interest rate swaps	Dec. 31, 2013 Recurring basis Level 2 Foreign currencies	Dec. 31, 2012 Recurring basis Level 2 Foreign currencies	Dec. 31, 2013 Recurring basis Level 2 Corporate bonds Short-term investments	Dec. 31, 2012 Recurring basis Level 2 Corporate bonds Short-term investments	Dec. 31, 2013 Recurring basis Level 2 U.S. Government agency securities Short-term investments	Dec. 31, 2012 Recurring basis Level 2 U.S. Government agency securities Short-term investments	Dec. 31, 2012 Recurring basis Level 2 U.S. Government agency securities Other current assets	Dec. 31, 2013 Recurring basis Level 2 Asset backed debt securities Short-term investments	Dec. 31, 2012 Recurring basis Level 2 Asset backed debt securities Short-term investments	Dec. 31, 2013 Recurring basis Level 2 Collateralized mortgage obligations Short-term investments	Dec. 31, 2012 Recurring basis Level 2 Collateralized mortgage obligations Short-term investments	Dec. 31, 2013 Recurring basis Level 2 U.S. Treasury securities Short-term investments	Dec. 31, 2012 Recurring basis Level 2 U.S. Treasury securities Short-term investments	Dec. 31, 2012 Recurring basis Level 2 U.S. Treasury securities Other current assets	Dec. 31, 2013 Recurring basis Level 2 High yield debt securities Short-term investments	Dec. 31, 2012 Recurring basis Level 2 High yield debt securities Short-term investments	Dec. 31, 2013 Recurring basis Level 2 Emerging markets trading debt securities Short-term investments	Dec. 31, 2012 Recurring basis Level 2 Emerging markets trading debt securities Short-term investments	Dec. 31, 2013 Recurring basis Level 2 Other trading investments Short-term investments	Dec. 31, 2012 Recurring basis Level 2 Other trading investments Short-term investments	Dec. 31, 2013 Recurring basis Level 2 Foreign equity securities Other current assets	Dec. 31, 2012 Recurring basis Level 2 Foreign equity securities Other current assets	Dec. 31, 2013 Recurring basis Level 2 Other Other current assets	Dec. 31, 2012 Recurring basis Level 2 Other Other current assets
Derivatives and Fair Value of Financial Instruments
Transfers that occurred into or out of level 1	$ 0
Transfers that occurred into or out of level 2	0
Transfers that occurred into or out of level 3	0
Assets:
Available-for-sale securities					88,430,000	126,537,000	70,258,000	69,214,000	27,147,000	23,775,000	16,941,000	18,734,000	8,477,000	12,238,000	7,600,000	15,162,000	5,223,000	17,169,000																88,430,000	126,537,000			70,258,000	69,214,000	27,147,000	23,775,000		16,941,000	18,734,000	8,477,000	12,238,000	7,600,000	15,162,000	5,223,000	17,169,000																							88,430,000	126,537,000			16,941,000	18,734,000																					70,258,000	69,214,000	27,147,000	23,775,000		8,477,000	12,238,000	7,600,000	15,162,000	5,223,000	17,169,000
Trading securities																			50,428,000	23,406,000	11,033,000	2,858,000	3,237,000	1,336,000	2,600,000											1,931,000	3,157,000					2,117,000									1,567,000	50,428,000	23,406,000	11,033,000	2,858,000	3,237,000	1,336,000	2,600,000	918,000	1,307,000	26,672,000	15,864,000	9,570,000	6,831,000	3,974,000	7,153,000	3,203,000	299,000							1,931,000	3,157,000			11,033,000	2,858,000	3,237,000	822,000	26,672,000	15,864,000	7,317,000	4,218,000	3,974,000	7,153,000	1,628,000	187,000													2,117,000							1,567,000	50,428,000	23,406,000	1,336,000	2,600,000	918,000	485,000	2,253,000	2,613,000	1,575,000	112,000
Derivatives																												2,331,000	6,916,000			2,763,000																																							2,331,000	6,699,000																						217,000			2,763,000
Margin account		29,822,000	14,063,000																									29,822,000	14,063,000
Derivative assets and liabilities, net basis																												16,731,000	13,867,000
Total Assets																										341,093,000	357,283,000																																										163,115,000	186,608,000																					177,978,000	170,675,000
Liabilities:
Derivatives				592,000																								16,014,000	7,112,000	4,103,000	9,810,000	101,000	4,157,000																																						15,422,000	7,112,000																					592,000		4,103,000	9,810,000	101,000	4,157,000
Total Liabilities																										$ 20,218,000	$ 21,079,000																																										$ 15,422,000	$ 7,112,000																					$ 4,796,000	$ 13,967,000